Expense Example - Institutional Class Shares	Sep. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	1,436
Expense Example, with Redemption, 10 Years	$ 3,254